Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Fifth Avenue Growth Fund

Supplement dated May 10, 2016

to Prospectus dated January 28, 2016

IMPORTANT NOTICE REGARDING CHANGE IN THE FEES AND EXPENSES OF BARON FIFTH AVENUE GROWTH FUND

Effective May 10, 2016, in connection with the lowering of certain fees and expenses of Baron Fifth Avenue Growth Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 27 of the Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses After Expense Waivers[3]
BARON FIFTH AVENUE GROWTH FUND
Retail Shares[1]	0.70%	0.25%	0.17%	1.12%	(0.02%)	1.10%
Institutional Shares[1]	0.70%	0.00%	0.14%	0.84%	—	0.84%
R6 Shares[2]	0.70%	0.00%	0.12%	0.82%	—	0.82%

[1]	Based on the fiscal year ended September 30, 2015, restated to reflect current fees.

[2]	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.

[3]
BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.10% of average daily net assets of Retail Shares, 0.85% of average daily net assets of Institutional Shares and 0.84% of average daily net assets of R6 Shares.

On page 27 of the Prospectus, the “Example” paragraph and table are deleted in their entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.10% for the Retail Shares, 0.84% for the Institutional Shares and 0.82% for the R6 Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON FIFTH AVENUE GROWTH FUND
Retail Shares	$112	$350	$606	$1,340
Institutional Shares	$86	$268	$466	$1,037
R6 Shares	$84	$262	$455	$1,014
This information supplements the Prospectus dated January 28, 2016. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON FIFTH AVENUE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bift_SupplementTextBlock

BARON

FUNDS®

Baron Fifth Avenue Growth Fund

Supplement dated May 10, 2016

to Prospectus dated January 28, 2016

IMPORTANT NOTICE REGARDING CHANGE IN THE FEES AND EXPENSES OF BARON FIFTH AVENUE GROWTH FUND

Effective May 10, 2016, in connection with the lowering of certain fees and expenses of Baron Fifth Avenue Growth Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 27 of the Prospectus, the “Annual Fund Operating Expenses” table is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Waivers	Total Annual Fund Operating Expenses After Expense Waivers[3]
BARON FIFTH AVENUE GROWTH FUND
Retail Shares[1]	0.70%	0.25%	0.17%	1.12%	(0.02%)	1.10%
Institutional Shares[1]	0.70%	0.00%	0.14%	0.84%	—	0.84%
R6 Shares[2]	0.70%	0.00%	0.12%	0.82%	—	0.82%

[1]	Based on the fiscal year ended September 30, 2015, restated to reflect current fees.

[2]	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.

[3]
BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.10% of average daily net assets of Retail Shares, 0.85% of average daily net assets of Institutional Shares and 0.84% of average daily net assets of R6 Shares.

On page 27 of the Prospectus, the “Example” paragraph and table are deleted in their entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.10% for the Retail Shares, 0.84% for the Institutional Shares and 0.82% for the R6 Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	1	3	5	10
BARON FIFTH AVENUE GROWTH FUND
Retail Shares	$112	$350	$606	$1,340
Institutional Shares	$86	$268	$466	$1,037
R6 Shares	$84	$262	$455	$1,014
This information supplements the Prospectus dated January 28, 2016. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same at 1.10% for the Retail Shares, 0.84% for the Institutional Shares and 0.82% for the R6 Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BARON FIFTH AVENUE GROWTH FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	1.10%	[1],[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on the fiscal year ended September 30, 2015, restated to reflect current fees.
1	rr_ExpenseExampleYear01	$ 112
3	rr_ExpenseExampleYear03	350
5	rr_ExpenseExampleYear05	606
10	rr_ExpenseExampleYear10	$ 1,340
BARON FIFTH AVENUE GROWTH FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	0.84%	[1],[2]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on the fiscal year ended September 30, 2015, restated to reflect current fees.
1	rr_ExpenseExampleYear01	$ 86
3	rr_ExpenseExampleYear03	268
5	rr_ExpenseExampleYear05	466
10	rr_ExpenseExampleYear10	$ 1,037
BARON FIFTH AVENUE GROWTH FUND | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[3]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[3]
Expense Waivers	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total Annual Fund Operating Expenses After Expense Waivers	rr_NetExpensesOverAssets	0.82%	[2],[3]
1	rr_ExpenseExampleYear01	$ 84
3	rr_ExpenseExampleYear03	262
5	rr_ExpenseExampleYear05	455
10	rr_ExpenseExampleYear10	$ 1,014

[1]	Based on the fiscal year ended September 30, 2015, restated to reflect current fees.
[2]	BAMCO, Inc. ("BAMCO" or the "Adviser") has agreed that for so long as it serves as the adviser to the Fund, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (expenses such as portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.10% of average daily net assets of Retail Shares, 0.85% of average daily net assets of Institutional Shares and 0.84% of average daily net assets of R6 Shares.
[3]	Because R6 Shares are newly issued, the Other Expenses are based on estimated amounts for the current fiscal year.